UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: March 31
Date of reporting period: June 30, 2006

LEGG MASON PARTNERS MUNICIPAL FUNDS

MASSACHUSETTS MONEY MARKET PORTFOLIO

FORM N-Q
June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Massachusetts Money Market Portfolio
Schedule of Investments (unaudited)	June 30, 2006

Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS — 99.3%
Education — 20.2%
$5,095,000	VMIG1(a)	Massachusetts State College Building Authority MERLOT, PART, Series B-11,
		AMBAC-Insured, SPA-Wachovia Bank, 4.000%, 7/5/06 (b)	$5,095,000
		Massachusetts State DFA:
9,000,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.970%, 7/6/06 (b)	9,000,000
		Revenue:
2,000,000	A-1+	Chestnut Hill School, LOC-Citizens Bank, 4.020%, 7/5/06 (b)	2,000,000
1,500,000	A-1+	Refunding, Higher Education, Smith College, 3.940%, 7/6/06 (b)	1,500,000
1,800,000	A-1+	Smith College Project, 3.940%, 7/6/06 (b)	1,800,000
		Massachusetts State HEFA:
1,650,000	A-1+	Amherst College, Series H, 3.580% due 1/11/07 (c)(d)	1,650,000
2,000,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-
		Morgan Stanley, 4.000%, 7/6/06 (b)	2,000,000
300,000	A-1+	Massachusetts Institute of Technology, Series J-2, 3.880%, 7/6/06 (b)	300,000
1,500,000	A-1+	Revenue, TECP, Harvard University, Series EE, 3.550% due 8/7/06	1,500,000
3,490,000	VMIG1(a)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-
		Wachovia Bank, 4.000%, 7/5/06 (b)	3,490,000
550,000	A-1+	University of Massachusetts, Series A, LOC-Dexia Credit Local, 3.950%,
		7/5/06 (b)	550,000
2,535,000	A-1+	Wellesley College, Issue E, 3.950%, 7/5/06 (b)	2,535,000
		Williams College:
3,400,000	A-1+	3.920%, 7/6/06 (b)	3,400,000
3,400,000	A-1+	Series E, 3.940%, 7/5/06 (b)	3,400,000
3,500,000	VMIG1(a)	Massachusetts State IFA, Education Buckingham Browne Nichols, LOC-State
		Street Bank & Trust Co., 3.970%, 7/6/06 (b)	3,500,000
		Total Education	41,720,000
Finance — 1.0%
2,000,000	A-1+	Massachusetts State, DFA, WGBH Educational Foundation, Series A,
		AMBAC-Insured, SPA-Royal Bank of Canada, 3.970%, 7/5/06 (b)	2,000,000
General Obligation — 12.4%
3,142,000	SP-1+	Barnstable, MA, GO, BAN, 4.350% due 2/16/07	3,153,412
2,345,000	AA	City of Boston, MA, GO, Series A, 4.000% due 1/1/07	2,354,135
400,000	A-1+	Commonwealth of Massachusetts, GO, Refunding, Series B, LIQ-Landesbank
		Hessen-Thuringen, 3.930%, 7/6/06 (b)	400,000
1,260,000	A-1+	Massachusetts Bay Transportation Authority, GO, General Transportation
		System, SPA-Landesbank Baden-Wurttemberg, 4.010%, 7/5/06 (b)	1,260,000
		Massachusetts State GO:
2,000,000	AA	Consolidated Loan, Series B, 4.000% due 8/1/06	2,000,901
2,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank PLC, 3.940%, 7/6/06 (b)	2,700,000
3,500,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.970%, 7/6/06 (b)	3,500,000
7,000,000	SP-1+	Norwood, MA, GO, BAN, 4.500% due 6/8/07	7,056,729
700,000	SP-1+	Waltham, MA, GO, BAN, 4.500% due 11/15/06	702,309
1,565,000	SP-1+	Whitman Hanson Regional School District, MA, GO, BAN-State Aid
		Withholding, 4.500% due 1/12/07	1,572,719
850,000	MIG1(a)	Woburn, MA, GO, BAN, 4.500% due 10/6/06	852,626
		Total General Obligation	25,552,831
Hospitals (b) — 16.2%
		Massachusetts State DFA:
8,950,000	VMIG1(a)	Notre Dame Health Care Center, LOC-KBC Bank NV, 4.070%, 7/6/06	8,950,000
1,000,000	A-1+	Revenue, Masonic Nursing Home Inc., LOC-Citizens Bank, 4.020%,
		7/5/06	1,000,000

See Notes to Schedule of Investments.

1

Massachusetts Money Market Portfolio
Schedule of Investments (unaudited) (continued)	June 30, 2006
Face Amount	Rating‡	Security	Value
Hospitals (b) — 16.2% (continued)
		Massachusetts State HEFA:
$2,500,000	A-1	Bay State Medical Center, Series 834, FGIC-Insured, PART, LIQ-
		Morgan Stanley, 4.000%, 7/6/06	$2,500,000
1,500,000	A-1 +	Boston University, Series H, 3.950%, 7/5/06	1,500,000
2,000,000	A-1+	Childrens Hospital, Series L-1, AMBAC-Insured, 3.950%, 7/6/06	2,000,000
5,100,000	VMIG1(a)	Harvard Vanguard Medical Associates, LOC-Bank of America, 3.970%,
		7/6/06	5,100,000
		Partners Healthcare Systems:
200,000	A-1+	Series D-6, 3.990%, 7/3/06	200,000
3,000,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan
		Chase, 3.980%, 7/5/06	3,000,000
		Revenue:
300,000	A-1+	Childrens Hospital, Series L-2, AMBAC-Insured, SPA-Bank of
		America, 4.000%, 7/3/06	300,000
1,500,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of
		America, 3.950%, 7/6/06	1,500,000
2,000,000	VMIG1(a)	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.960%, 7/5/06	2,000,000
1,800,000	A-1+	Partners Healthcare Systems, Series D-6, 3.990%, 7/3/06	1,800,000
3,585,000	A-1+	Series M, LOC-Bank of America, 3.950%, 7/6/06	3,585,000
		Total Hospitals	33,435,000
Housing: Multi-Family (b) — 4.0%
1,000,000	A-1+	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue,
		Refunding, Canton Arboretum Apartments, LIQ-FNMA, 4.000%, 7/5/06 (e)	1,000,000
2,600,000	VMIG1(a)	Massachusetts State DFA, MFH, Archstone Readstone, Series A, LOC-PNC
		Bank, 4.020%, 7/5/06	2,600,000
		Massachusetts State HFA:
		Housing Revenue:
500,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.960%, 7/5/06	500,000
2,220,000	A-1+	Series G, SPA-HSBC Holdings PLC, 3.960%, 7/5/06	2,220,000
2,000,000	VMIG1(a)	MFH, Princeton Crossing, FNMA,, 4.030%, 7/6/06 (e)	2,000,000
		Total Housing: Multi-Family	8,320,000
Housing: Single Family (b) — 2.2%
		Massachusetts State HFA:
1,300,000	VMIG1(a)	Housing Revenue, FSA Insured, SPA-Dexia Credit Local, 3.990%, 7/5/06 (e)	1,300,000
3,346,000	VMIG1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART, AMBAC-
		Insured, SPA-State Street Bank & Trust, 4.000%, 7/6/06	3,346,000
		Total Housing: Single Family	4,646,000
Industrial Development — 4.3%
1,000,000	NR	Massachusetts State, 3.300% due 8/1/06	1,000,000
		Massachusetts State DFA:
1,720,000	A-1+	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 4.030%, 7/5/06 (b)(e)	1,720,000
600,000	A-1+	Cider Mills Farms Co. Inc., LOC-Bank of America, 4.050%, 7/5/06 (b)(e)	600,000
2,345,000	NR	Epichem Inc. Project, LOC-Wachovia Bank, 4.120%, 7/6/06 (b)(e)	2,345,000
800,000	A-1+	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank,
		3.970%, 7/6/06 (b)	800,000
1,450,000	A-1+	Revenue, Salem Family Limited Partnership, LOC-Bank of America,
		4.030%, 7/5/06 (b)(e)	1,450,000
		Massachusetts State IFA:
500,000	A-1+	420 Newburyport Turnpike, Series 1998, LOC-Bank of America,
		4.030%, 7/5/06 (b)(e)	500,000

See Notes to Schedule of Investments.

2

Massachusetts Money Market Portfolio
Schedule of Investments (unaudited) (continued)	June 30, 2006
Face Amount	Rating‡	Security	Value
Industrial Development — 4.3% (continued)
$400,000	NR	Peterson American Corp. Project, LOC-JPMorgan Chase, 4.250%, 7/5/06 (b)(e)	$400,000
		Total Industrial Development	8,815,000
Life Care Systems (b) — 7.8%
		Massachusetts State DFA:
3,650,000	A-1 +	Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia Bank,
		4.020%, 7/6/06 (e)	3,650,000
7,310,000	A-1+	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.950%, 7/6/06	7,310,000
500,000	A-1+	Carleton-Willard Village, LOC-Bank of America, 3.950%, 7/6/06	500,000
4,690,000	VMIG1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts Inc., LOC-Dexia
		CLF, 3.970%, 7/5/06	4,690,000
		Total Life Care Systems	16,150,000
Miscellaneous (b) — 5.4%
		Massachusetts State DFA:
5,000,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase, 3.980%,
		7/5/06	5,000,000
2,460,000	A-1+	Horner Millwork Corp., LOC-Bank of America, 4.050%, 7/5/06 (e)	2,460,000
		Revenue:
600,000	A-1+	Community Resources For Justice, LOC-Citizens Bank of MA,
		3.980%, 7/6/06	600,000
3,200,000	VMIG1(a)	Marine Biological Laboratory, LOC-JPMorgan Chase, 4.000%,
		7/6/06	3,200,000
		Total Miscellaneous	11,260,000
Pre-Refunded — 0.5%
1,000,000	VMIG1(a)	Massachusetts State HEFA Revenue, Highway Revenue, Series SGA 113,
		SPA-Wachovia Bank, Call 7/1/10 @ 101, 4.000%, 7/5/06 (b)(f)	1,000,000
Solid Waste (b) — 3.8%
		Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group
		Project:
500,000	A-1+	Series A, LOC-JPMorgan Chase, 4.030%, 7/5/06 (e)	500,000
7,300,000	A-1+	Series C, LOC-JPMorgan Chase, 4.030%, 7/5/06 (e)	7,300,000
		Total Solid Waste	7,800,000
Transportation — 10.7%
8,000,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation
		Systems, LOC-Westdeutsche Landesbank, 3.960%, 7/5/06 (b)	8,000,000
		Massachusetts Port Authority, TECP:
2,750,000	NR	3.560% due 8/2/06	2,750,000
1,500,000	NR	3.580% due 8/2/06	1,500,000
1,500,000	A-1+	Series 2003, LOC-Westdeutsche Landesbank, 3.330% due 8/8/06	1,500,000
		Massachusetts State Turnpike Authority, PART:
3,699,000	VMIG1(a)	Clipper Tax Exempt Trust, Series 00-2, MBIA-Insured, LIQ-State Street
		Bank & Trust Co., 3.300% due 8/3/06 (d)	3,699,000
4,610,000	VMIG1(a)	Series 334, MBIA-Insured, LIQ-Morgan Stanley, 4.000%, 7/6/06 (b)	4,610,000
		Total Transportation	22,059,000
Utilities — 3.9%
1,000,000	AAA	Massachusetts Municipal Wholesale Electric Co., MBIA-Insured, 5.000% due
		7/1/06	1,000,000
7,000,000	VMIG1(a)	Massachusetts State DFA, ISO New England Inc., LOC-Key Bank, 3.990%,
		7/6/06 (b)	7,000,000
		Total Utilities	8,000,000

See Notes to Schedule of Investments.

3

Massachusetts Money Market Portfolio
Schedule of Investments (unaudited) (continued)	June 30, 2006
Face Amount	Rating‡	Security	Value
Water and Sewer (b) — 6.9%
$4,700,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior Series
		A, LOC-State Street Bank & Trust Co., 3.900%, 7/6/06	$4,700,000
		Massachusetts State Water Resources Authority, Multi-Modal, General
		Subordinated:
4,220,000	A-1+	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.980%, 7/5/06	4,220,000
5,300,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.980%, 7/5/06	5,300,000
		Total Water and Sewer	14,220,000
		TOTAL INVESTMENTS — 99.3% (Cost — $204,977,831#)	204,977,831
		Other Assets in Excess of Liabilities — 0.7%	1,420,137
		TOTAL NET ASSETS — 100.0%	$206,397,968

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by theManager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.
See Page 5 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC – Ambac Assurance Corporation
BAN – Bond Anticipation Notes
CIL – Corporation for Independent Living
DFA – Development Finance Agency
FGIC – Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GO – General Obligation
HEFA – Health & Educational Facilities Authority
HFA – Housing Finance Authority
IFA – Industrial Finance Agency
ISO – Independent System Operator
LIQ – Liquidity Facility
LOC – Letter of Credit
MBIA – Municipal Bond Investors Assurance Corporation
MERLOT – Municipal Exempt Receipts Liquidity Optional Tender
MFH – Multi-Family Housing
PART – Partnership Structure
SPA – Standby Bond Purchase Agreement
TECP – Tax Exempt Commercial Paper

See Notes to Schedule of Investments. 4

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Bonds rated “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch Ratings Service’s (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

5

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Massachusetts Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.
6

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By:  /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: August 29, 2006